UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: __

This Amendment (Check only one.)          [ ] is a restatement.
                                          [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Lincluden Management Limited
Address:    1275 North Service Road W., Suite 607
            Oakville, Ontario L6M3G4

Form 13F File Number: 028-11897

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Alanna Sinclair-Whitty
Title:      Assistant Vice President and Secretary
Phone:      (905) 825-2457

Signature, Place, and Date of Signing:


/s/ Alanna Sinclair-Whitty        Oakville, Ontario, Canada      April 29, 2008
-----------------------------     --------------------------    ----------------
      [Signature]                       [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total:  $733,658

                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                Form 13F File Number                        Name
--                 --------------------            -----------------------------
1                  028-11931                       Old Mutual (US) Holdings Inc.


   COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                      --------      --------    --------   -------------------  --------   --------    -----------------
                                  TITLE OF      CUSIP       VALUE    SHARES OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
AON CORP                          COM            037389103  $  4,268    106,175 Shs        DEFINED    1      106,175
AUTOLIV INC.                      COM            052800109  $  3,156     62,885 Shs        DEFINED    1       62,885
AXA                               SPON ADR       054536107  $  1,021     28,295 Shs        DEFINED    1       28,295
BANK OF AMERICA CORPORATION       COM            060505104  $  5,694    150,196 Shs        DEFINED    1      150,196
BANK MONTREAL QUE                 COM            063671101  $ 38,185    853,865 Shs        DEFINED    1      853,865
BANK NOVA SCOTIA HALIFAX          COM            064149107  $ 36,403    803,515 Shs        DEFINED    1      803,515
BARRICK GOLD INC.                 COM            067901108  $ 18,888    432,429 Shs        DEFINED    1      432,429
BCE INC                           COM            05534B109  $     14        390 Shs        DEFINED    1          390
BP PLC                            SPON ADR       055622104  $  2,569     42,365 Shs        DEFINED    1       42,365
BROOKFIELD PPTYS CORP.            COM            112900105  $  1,959  1,016,720 Shs        DEFINED    1    1,016,720
CAMECO  CORP.                     COM            13321L108  $ 16,076    488,135 Shs        DEFINED    1      488,135
CANADIAN NATURAL RESOURCES LTD.   COM            136385101  $  1,163     17,000 Shs        DEFINED    1       17,000
CANADIAN PACIFIC RAILWAY          COM            13645t100  $ 29,628    461,265 Shs        DEFINED    1      461,265
CANETIC RESOURCES TRUST           COM            137513107  $    214     15,800 Shs        DEFINED    1       15,800
CDN IMPERIAL BK OF COMMERCE       COM            136069101  $ 29,762    462,635 Shs        DEFINED    1      462,635
CEMEX SAB DE CV                   SPON ADR       151290889  $    900     34,460 Shs        DEFINED    1       34,460
CHEVRON                           COM            166764100  $  4,818     56,445 Shs        DEFINED    1       56,445
COCA-COLA COMPANY                 COM            191216100  $  4,096     67,285 Shs        DEFINED    1       67,285
COMCAST CORP.                     CL A           20030N101  $  5,971    308,730 Shs        DEFINED    1      308,730
DANAHER CORP DEL                  COM            235851102  $  4,376     57,550 Shs        DEFINED    1       57,550
DELL INC.                         COM            24702R101  $  4,038    202,715 Shs        DEFINED    1      202,715
DOW CHEMICAL                      COM            260543103  $  3,410     92,540 Shs        DEFINED    1       92,540
DU PONT E I DE NEMOURS & CO       COM            263534109  $  4,064     86,905 Shs        DEFINED    1       86,905
ELDORADO GOLD CORP NEW            COM            284902103  $  9,455  1,372,230 Shs        DEFINED    1    1,372,230
ENBRIDGE INC.                     COM            29250N105  $   $ 20        500 Shs        DEFINED    1          500
FRANCE TELECOM SA                 SPON ADR       35177Q105  $  1,843     54,880 Shs        DEFINED    1       54,880
GLAXOSMITHKLINE PLC               SPON ADR       37733W105  $  1,697     40,005 Shs        DEFINED    1       40,005
HARLEY DAVIDSON INC               COM            412822108  $  2,817     75,110 Shs        DEFINED    1       75,110
HONEYWELL INTL INC                COM            438516106  $  4,584     81,255 Shs        DEFINED    1       81,255
HSBC HLDGS PLC                    SPON ADR NEW   404280406  $  3,997     48,565 Shs        DEFINED    1       48,565
IMPERIAL OIL LTD                  COM NEW        453038408  $ 18,775    358,575 Shs        DEFINED    1      358,575
ING GROEP N V                     SPON ADR       456837103  $  2,928     78,360 Shs        DEFINED    1       78,360
JOHNSON & JOHNSON                 COM            478160104  $  6,767    104,315 Shs        DEFINED    1      104,315
LOWES COMPANIES INC.              COM            548661107  $  4,132    180,133 Shs        DEFINED    1      180,133
MANULIFE FINL CORP                COM            56501R106  $ 44,683  1,168,545 Shs        DEFINED    1    1,168,545
MATSUSHITA ELEC INDL              SPONS ADR      576879209  $  2,103     96,885 Shs        DEFINED    1       96,885
METLIFE INC.                      COM            59156R108  $  5,046     83,745 Shs        DEFINED    1       83,745
MICROSOFT CORP.                   COM            594918104  $  5,939    209,260 Shs        DEFINED    1      209,260
NTT DOCOMO INC                    SPON ADR       62942M201  $  3,515    230,500 Shs        DEFINED    1      230,500
NEWMONT MINING CORP.              COM            651639106  $  2,875     63,470 Shs        DEFINED    1       63,470
NOKIA CORP                        SPON ADR       654902204  $  2,520     66,445 Shs        DEFINED    1       66,445
NORTEL NETWORKS CORP NEW          COM            656568508  $ 13,062  1,917,308 Shs        DEFINED    1    1,917,308
NOVA CHEMICALS CORP.              COM            66977W109  $ 18,256    759,130 Shs        DEFINED    1      759,130
ORACLE CORP                       COM            68389X105  $  5,825    297,810 Shs        DEFINED    1      297,810
PEN WEST ENERGY TR                TR UNIT        707885109  $ 30,701  1,095,306 Shs        DEFINED    1    1,095,306
PETRO-CDA                         COM            71644E102  $ 41,551    842,325 Shs        DEFINED    1      842,325
PFIZER INC                        COM            717081103  $  4,668    223,035 Shs        DEFINED    1      223,035
PIONEER NATURAL RESOURCES CO.     COM            723787107  $  6,047    123,110 Shs        DEFINED    1      123,110
QUEST DIAGNOSTICS INC.            COM            74834L100  $  6,521    144,065 Shs        DEFINED    1      144,065
ROGERS COMMUNICATIONS INC         CL B           775109200  $ 31,610    879,725 Shs        DEFINED    1      879,725
ROYAL BANK OF CANADA              COM            780087102  $ 24,531    525,650 Shs        DEFINED    1      525,650
ROYAL BANK OF SCOTLAND GRP PLC    SPON ADR       780097721  $   $ 24      3,685 Shs        DEFINED    1        3,685
SANOFI AVENTIS                    SPON ADR       80105N105  $  1,482     39,485 Shs        DEFINED    1       39,485
SHAW COMMUNICATIONS               CL B CONV      82028K200  $  2,895  1,584,490 Shs        DEFINED    1    1,584,490
SIEMENS AG                        SPON ADR       826197501  $  1,076      9,880 Shs        DEFINED    1        9,880
SUN LIFE FINL INC.                COM            866796105  $ 37,322    799,705 Shs        DEFINED    1      799,705
3M CO                             CALL           88579Y101  $  5,938     75,020 Shs        DEFINED    1       75,020


   COLUMN 1                      COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
   --------                      --------      --------    --------   -------------------  --------   --------    -----------------
                                  TITLE OF      CUSIP       VALUE    SHARES OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                    CLASS         NUMBER     (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
TALISMAN ENERGY INC               COM            87425E103  $ 48,016  2,404,540 Shs        DEFINED    1    2,404,540
THOMSON CORP                      COM            884903105  $ 31,482      2,040 Shs        DEFINED    1        2,040
TIMBERLAND CO                     CL A           887100105  $  3,708    270,090 Shs        DEFINED    1      270,090
TORONTO DOMINION BK ONT           COM NEW        891160509  $ 51,776    842,979 Shs        DEFINED    1      842,979
TOTAL S A                         SPON ADR       89151E109  $  2,185     29,521 Shs        DEFINED    1       29,521
TRANSCANADA CORP.                 COM            89353D107  $    103      2,680 Shs        DEFINED    1        2,680
VERIZON COMMUNICATIONS            COM            92343V104  $  3,828    105,010 Shs        DEFINED    1      105,010
WACHOVIA CORP NEW                 COM            929903102  $  5,087    188,390 Shs        DEFINED    1      188,390
WALGREEN CO.                      COM            931422109  $  3,289     86,350 Shs        DEFINED    1       86,350
WELLS FARGO & CO NEW              COM            949746101  $  5,554    190,850 Shs        DEFINED    1      190,850
WOLSELEY PLC                      SPON ADR       97786P100  $     30      2,855 Shs        DEFINED    1        2,855
WPP GROUP PLC                     SPON ADR 0905  929309409  $     21        360 Shs        DEFINED    1          360
ZIMMER HOLDINGS INC.              COM            98956P102  $  2,701     34,700 Shs        DEFINED    1       34,700
